Stock Option Plan and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Option Plan And Stock-based Compensation
Stock Option Plan and Stock-Based Compensation

NOTE 12 – Stock Option Plan and Stock-Based Compensation

To calculate the stock-based compensation resulting from the issuance of options, the Company uses the Black-Scholes option pricing model, which is affected by the Company’s fair value of its stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors.

2023 Equity Incentive Plan

At the special meeting held on March 10, 2023, the KINS stockholders considered and approved, among other things, the Incentive Plan. The Incentive Plan was previously approved, subject to stockholder approval, by KINS’ board of directors. The Incentive Plan became effective immediately upon the closing of the Business Combination. Pursuant to the terms of the Incentive Plan, there are 2,110,500 shares of CXApp Class A common stock available for issuance under the Incentive Plan, which is equal to 15% of the aggregate number of shares of CXApp common stock issued and outstanding immediately after the closing of the Business Combination (giving effect to the redemptions).

Employee Stock Options

On February 6, 2024, a total of 705,000 stock options to purchase common stock were granted to employees and consultants of the Company. These options vest over a four-year period. The options have a life of 10 years and an exercise price of $1.20 per option. The stock options were valued using the Black-Scholes option valuation model and the weighted average fair value of the awards granted during the period was determined to be $0.74 per option on the grant date. The fair value of the common stock as of the grant date utilized in the Black-Scholes option valuation model was $1.21 per share.

See below for a summary of the stock options granted under the Incentive Plan:

	Number of Options	Weighted-average exercise price	Weighted average remaining contractual term (years)	Weighted-Average Fair Value at Grant Date
Options outstanding at January 1, 2024	984,900	$1.53	9.00	$0.90
Granted	705,000	1.20	9.86	0.74
Forfeited	-	-
Options outstanding at March 31, 2024	1,689,900
Options exercisable at March 31, 2024	492,450	$1.53

Non-cash stock-based compensation expenses related to stock option were recorded in the financial statements as summarized below:

	Successor		Predecessor
	Three Months ended March 31, 2024	Period from March 15, 2023, to March 31, 2023	Period from January 1, 2023, to March 14, 2023
Research and development	$3	$-	$-
Sales and marketing	32	-	-
General and administrative	185	2	158
Total non-cash stock compensation	$220	$2	$158

As of March 31, 2024 (Successor), the remaining unrecognized stock compensation expense totaled approximately $500 thousand. This amount will be recognized as expense over the weighted average remaining term of 3.78 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model for the three months ended March 31, 2024 (Successor) and the period from March 15, 2023, to December 31, 2023 (Successor) were as follows:

Risk-free interest rate	3.67% – 4.03%
Expected life of option grants	5.75 – 6.25 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Restricted Stock Units

On January 2024, a total of 47,000 restricted stock units of common stock were granted to employees of the Company under the Incentive Plan at various dates.

The fair value of the common stock as of the various grant dates was determined to be $1.25 to $1.38 per restricted stock unit, for a weighted average fair value of $1.29 per restricted stock unit. There was no other activity related to restricted stock units for the three months ended March 31, 2024.

Non-cash stock-based compensation expenses related to restricted stock units for the three months ended March 31, 2024 were recorded in the financial statements as summarized below:

Three Months ended March 31, 2024
Research and development	$98
Sales and marketing	51
General and administrative	232
Total non-cash stock compensation	$381

There were no non-cash stock-based compensation expenses related restricted stock units for the period from March 15, 2023, to March 31, 2023 (Successor) and period from January 1, 2023, to March 14, 2023 (Predecessor).

As of March 31, 2024 (Successor), the Company has approximately $1,454 thousand of unrecognized restricted stock unit compensation to be expensed over a weighted average period of 1.76 years.

NOTE 12 – Stock Option Plan and Stock-Based Compensation

To calculate the stock-based compensation resulting from the issuance of options, the Company uses the Black-Scholes option pricing model, which is affected by the Company’s fair value of its stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors.

2023 Equity Incentive Plan

At the special meeting held on March 10, 2023, the KINS stockholders considered and approved, among other things, the Incentive Plan. The Incentive Plan was previously approved, subject to stockholder approval, by KINS’ board of directors. The Incentive Plan became effective immediately upon the closing of the Business Combination. Pursuant to the terms of the Incentive Plan, there are 2,110,500 shares of CXApp Class A common stock available for issuance under the Incentive Plan, which is equal to 15% of the aggregate number of shares of CXApp common stock issued and outstanding immediately after the closing of the Business Combination (giving effect to the redemptions).

Employee Stock Options

During the year ended December 31, 2023, a total of 1,377,172 stock options for the purchase of common stock were granted to employees and directors of the Company. These options vest over a two-year period, with 50% vested at the end of year one and 50% vested at the end of year two. The options have a life of 10 years and an exercise price of $1.53 per option. The stock options were valued using the Black-Scholes option valuation model and the weighted average fair value of the awards granted during the period was determined to be $0.90 per option on the grant date. The fair value of the common stock as of the grant date utilized in the Black-Scholes option valuation model was $1.53 per share.

See below for a summary of the stock options granted under the Incentive Plan:

	Number of Options	Weighted average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date
Options outstanding at January 1, 2023	-	$-	-	$-
Granted	1,377,172	1.53
Forfeited	(392,272)	1.53
Options outstanding at December 31, 2023	984,900	$1.53	9.25	$0.90
Options exercisable at December 31, 2023	-	$-	-	-

The Company incurred stock-based compensation expenses associated with options of approximately $239 thousand and $1,640 thousand for the years ended December 31, 2023 (Successor) and December 31, 2022 (Predecessor), respectively, which is included in general and administrative expenses of the consolidated statement of operations.

As of December 31, 2023 (Successor), the remaining unrecognized stock compensation expense totaled approximately $394 thousand. This amount will be recognized as expense over the weighted average remaining term of 1.24 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the year ended December 31, 2023 (Successor) were as follows:

Risk-free interest rate	3.67%
Expected life of option grants	5.75 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Restricted Stock Units

During the period from March 15, 2023, to December 31, 2023 (Successor), a total of 526,165 restricted stock units of common stock were granted to employees and nonemployees of the Company under the Incentive Plan at various dates.

The fair value of the common stock as of the various grant dates was determined to be $6.13 to $11.80 per restricted stock unit, for a weighted average fair value of $7.80 per restricted stock unit. There were 40,000 forfeited restricted stock units during the year ended December 31, 2023 (Successor).

Restricted stock unit compensation expense was $686 thousand for the period March 15, 2023, to December 31, 2023 (Successor), which is included in general and administrative expenses of the consolidated statement of operations.

As of December 31, 2023 (Successor), the Company has approximately $1,796 thousand of unrecognized restricted stock unit compensation to be expensed over a weighted average period of 1.42 years.